RISK MANAGEMENT - Loans recorded at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	105,824,421	110,756,010
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	104,047,053	110,051,750
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	1,777,368	704,260
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	56,791,437	57,810,307
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	21,609,555	21,562,412
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	560	757
Gross carrying amount [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125	$ 186,203,770	$ 188,313,361
Gross carrying amount [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	110,086,500	116,119,698
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643	107,047,817	104,775,099
Gross carrying amount [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055	392,607	5,967,743
Gross carrying amount [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325	59,999,611	59,419,444
Gross carrying amount [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727	18,486,206	17,883,355
Gross carrying amount [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	1,520	4,375	277,529	267,720
Accumulated depreciation, amortisation and impairment [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(8,429,970)	(10,006,639)
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(8,935,367)	(10,478,009)
Accumulated impairment [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(8,830,940)	(10,387,285)
Accumulated impairment [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(8,429,970)	(10,006,639)	(10,035,715)	(9,197,514)
Accumulated impairment [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(4,262,079)	(5,363,688)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(4,261,931)	(5,362,893)	(5,294,600)	(5,492,746)
Accumulated impairment [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(148)	(795)	(22)	(1,444)
Accumulated impairment [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(3,664,776)	(4,166,018)	(4,307,446)	(3,311,912)
Accumulated impairment [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(502,155)	(473,315)	(379,987)	(352,441)
Accumulated impairment [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	$ (960)	$ (3,618)	$ (53,660)	$ (38,971)